TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2015
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 10 -	TRANSACTIONS WITH RELATED PARTIES

a.        Transactions with related parties:

	Year ended December 31,
	2015	2014	2013

Compensation and benefits to senior management, including benefit component of option grants	1,236	1,213	1,237
Number of individuals to which this benefit related	5	5	5
Compensation and benefits to the chairman of the Board	173	188	112
Number of individuals to which this benefit related	1	1	1
Compensation and benefits to directors	161	131	169
Number of individuals to which this benefit related	5	5	5

b.	Transactions with TAT Industries LTD. (“TAT Industries”):

	Year ended December 31,
	2015	2014	2013

Management fees (1)	-	-	29
Lease expenses (2)	$-	$-	$424

(1)
According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses. Such services provided to TAT Industries until the purchase of TAT's shares by an outside investor on August 7, 2013

(2)
During 2000, TAT entered into a lease agreement with TAT Industries. As of August 7, 2013, following the sale of TAT's shares to an outside investor, TAT Industries is no longer considered a related party.